Subsequent Events (Details) - Subsequent Event [Member]	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Feb. 07, 2023 CNY (¥)
Subsequent Events (Details) [Line Items]
Credit facility agreement			$ 4,307,498	¥ 30,000,000
Loan amount	$ 2,871,665				¥ 20,000,000
Prime rate plus	2.60%				2.60%
Account receivable	$ 2,871,665	¥ 20,000,000